Warrants - Black-Scholes-Merton Option Pricing Model (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Class A And Class B Warrants
Class of Warrant or Right [Line Items]
Fair market value	$ 2.46
Exercise price	$ 1.27
Risk free rate	1.83%
Dividend yield	0.00%
Expected volatility	107.49%
Probability of price reset	100.00%
Remaining contractual term	5 years
Warrant
Class of Warrant or Right [Line Items]
Fair market value	$ 4.94
Exercise price	$ 10.00
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1 year 11 months 19 days